Pensions and Other Post-employment Benefit Obligations - Summary of Actuarial Assumptions (Parenthetical) (Detail)	Dec. 31, 2017
2018 [member] | Pre 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	7.00%
2018 [member] | Post 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	6.00%
2026 [member] | Pre 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	4.50%
2026 [member] | Post 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	4.50%